Business Combinations - Summary of Divestments Transactions (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net assets disposed of
Goodwill	kr (52,944)	kr (84,570)
Divestments 2021-2023 [member]
Disclosure Of Divestitures [Line Items]
Cash and cash equivalents	(633)	20	kr 273
Shares in associated companies	0	298	0
Proceeds	(633)	318	273
Net assets disposed of
Property, plant and equipment	121	0	26
Right-of-use assets	0	0	7
Investments in associates	0	82	0
Goodwill	0	0	(48)
Other assets	0	23	51
Provisions, incl. post-employment benefits	0	(42)	(30)
Other liabilities	35	(101)	36
Total net assets	156	(38)	42
Net gains/losses from divestments	(789)	356	231
Shares in associated companies	0	(298)	0
Cash flow effect	kr (633)	kr 20	kr 273